Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Details of Balances with Related Parties
Remuneration for key management personnel of the Group, including amounts paid to the Company’s directors (excluding independent non-executive
directors) as disclosed in Note 60, is as follows:

	2019	2018	2017
	RMB ’000	RMB ’000	RMB ’000
Salaries, wages and welfare	13,803	15,218	12,151
Retirement scheme contributions	1,785	1,797	1,841

	15,588	17,015	13,992

	2019	2018	2017
	RMB ’000	RMB ’000	RMB ’000
Directors and supervisors (Note 60)	1,298	878	2,952
Senior management	14,290	16,137	11,040

	15,588	17,015	13,992

Details of Significant Transactions with Related Parties
Details of the significant transactions carried out by the Group are as follows:

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Income received from CSAH and its affiliates
Cargo handling income and rental income	(i)	7	4	3
Aviation material sales income	(ii)	36	6	4
Entrusted management income	(iii)	27	27	—
Commission income	(iv)	14	—	—
Others		1	9	8
Purchase of goods and services from CSAH and its affiliates
Cargo handling charges	(v)	—	111	112
Commission expenses	(v)	44	14	44
Transportation expense	(v)	—	10	—
Maintenance material purchase expense and lease charges for maintenance material	(ii)	165	98	43
Software service expenses	(ii)	—	5	4
Air catering supplies expenses	(i)	142	135	125
Repairing charges	(vi)	—	1,184	1,537
Lease charges for land and buildings	(vii)	353	294	189
Property management fee	(viii)	151	106	72
Acquisition of property	(ix)	—	160	—
Others		7	5	12
Purchase of goods and services from joint ventures and associates
Repairing charges	(vi)	2,442	786	—
Repairing charges and maintenance material purchase expenses	(x)	2,956	2,692	2,492
Flight simulation service charges	(xxiv)	—	—	194
Training expenses	(xxv)	—	—	36
Ground service expenses	(xi)	112	123	123
Air catering supplies	(xii)	93	98	109
Advertising expenses	(xiii)	196	105	74
Property management fee	(xiv)	26	28	26
Commission expenses	(xv)	14	—	—
Others		7	7	6
Income received from joint ventures and associates
Maintenance material sales and handling income	(xvi)	7	15	28
Rental income	(xxiv)	—	—	18
Entrustment income for advertising media business	(xiii)	1	1	20
Repairing income	(xv)	4	11	1
Air catering supplies income	(xv)	35	16	26
Transfer of pilots income	(xv)	35	—	—
Commission income	(xvii)	—	20	26
Ground service income	(xviii)	16	13	10
Labor service income and rental income	(xix)	8	22	20
Others		15	13	7
Income received from other related company
Air tickets income	(xx)	—	9	6
Purchase of goods and services from other related companies
Advertising expenses	(xx)	—	10	10
Computer reservation services	(xxii)	685	592	576
Aviation supplies expenses	(xxi)	53	48	39
Canteen service	(xxi)	24	19	15
Others		9	3	4
Acquisition from CSAH and its affiliates
Acquisition of a subsidiary	(xiii)	—	—	47
Equity transaction	(vi)	—	1,602	—
Aircraft related transactions with CSAH and its affiliates
Payment of lease charges on aircraft	(xxiii)	2,696	1,542	175
Consideration of disposal of aircraft	(xxiii)	—	481	—

(i)	Shenzhen Air Catering Co., Ltd. (“SACC”) is an associate of CSAH.

Air catering supplies expenses are payable by the Group in respect of certain in-flight meals and related services with SACC.

In addition, the Group leased certain equipment to SACC under operating lease agreements.

(ii)	China Aviation Supplies Holding Company (“CASC”) is an associate of CSAH.

The Group purchases software service, as well as purchases and leases maintenance material from CASC, and CASC also purchases maintenance material from the Group.

(iii)	The Group provides entrusted management service to CSAH.

(iv)	Southern Airlines Insurance Brokerage Co., Ltd. (“SAIB”), is a wholly-owned subsidiary of CSAH. The Group provides certain website resources to SAIB for the sales of air insurance.

(v)
China Southern Airlines Group Ground Services Co., Ltd. (“GSC”), is a wholly-owned subsidiary of CSAH. GSC entered into liquidation at the year end of 2018 and has no transaction with the Group this year.

Commission is earned by Shenzhen Baiyun Air Service Co.,Ltd., the subsidiary of GSC, in connection with the air tickets sold by them on behalf of the Group. Commission is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association.

(vi)	MTU, a former joint venture of CSAH, provides comprehensive maintenance services to the Group. MTU became a joint venture of the Group on August 28, 2018.

(vii)	The Group leases certain land and buildings in the PRC from CSAH and its affiliates. The amount represents rental payments for land and buildings paid or payable to CSAH and its affiliates.

(viii)
China Southern Airlines Group Property Management Co., Ltd., a wholly-owned subsidiary of CSAH. COHL & CSAH Construction Development Co., Ltd., a joint venture of CSAH. Both of them provide property management services to the Group.

(ix)	The Group acquires properties from COHL & CSAH Construction Development Co., Ltd.

(x)	GAMECO and Shenyang Aircraft Maintenance, joint ventures of the Group, provide comprehensive maintenance services to the Group.

The Company acquired 21% equity interest in Shenyang Aircraft Maintenance on April 23, 2019, Shenyang Aircraft Maintenance became a wholly-owned subsidiary of the Company (Note 23(iii)).

The Group also purchases maintenance material from GAMECO.

(xi)	Beijing Aviation Ground Services Co., Ltd. and Shenyang Konggang Logistic Co., Ltd., associates of the Group provide ground services to the Group.

(xii)	Beijing Airport Inflight Kitchen Co., Ltd. is an associate of the Group and provides air catering related services to the Group.

(xiii)	SACM, an associate of the Group, provides advertising services to the Group. The Group provides certain media resources to SACM.

XACM, a former associate of Xiamen Airlines, provided advertising service to Xiamen Airlines. In October 2017, XACM became a wholly-owned subsidiary of Xiamen Airlines. Xiamen Airlines provides certain media resources to XACM before the acquisition.

(xiv)	Xinjiang Civil Aviation Property Management Ltd., an associate of the Group, provides property management services to the Group.

(xv)	The Group provides repairing service and air catering supplies service to Sichuan Airlines.

Commission is earned by Sichuan Airlines in connection with the air tickets sold on behalf of the Group.

In addition, the Group transferred pilots to Sichuan Airlines.

(xvi)	The Group imports and sells maintenance materials to GAMECO and earns maintenance material sales and handling income.

(xvii)	The Group provides certain website resources to SA Finance for the sales of air insurance.

(xviii)	The Group provides ground services to Shenyang Konggang Logistic Co., Ltd. and Sichuan Airlines, which are associates of the Group.

(xix)
The Group provides labor service to Shenyang Aircraft Maintenance, and the charge rates are determined by reference to prevailing market price. In addition, the Group leases certain property and equipment to Shenyang Aircraft Maintenance.

(xx)
Phoenix Satellite Television Holdings Ltd. (“the Phoenix Group”) was a related party of the Group as the board chairman of the Phoenix Group was appointed as a non-executive
director of the Group and resigned on December 20, 2017. The transaction incurred in the year before December 20, 2018 was deemed to be the related party transaction. It provides advertising services to the Group.

In addition, the Group sells tickets to the Phoenix Group on market price.

(xxi)	The chairman of Pearl Aviation Services is the key management personnel of the Company. The Group purchases aviation supplies and canteen services from Pearl Aviation Services.

In December 2019, Pearl Aviation Services became a wholly-owned subsidiary of the Group (Note 23(iv)).

(xxii)
China Travel Sky Holding Company is a related party of the Group as a key management personnel of the Group was appointed as the director of China Travel Sky Holding Company. It provides computer reservation services.

(xxiii)
China Southern Airlines International Finance Leasing Co., Ltd. (“CSA International”), originally a wholly-owned subsidiary of CSAH, and became a joint venture of CSAH in 2019, provides aircraft and engines lease services to the Group. Also, the Group disposed aircraft to CSA International.

(xxiv)
Zhuhai Xiang Yi, a former joint venture of the Group, provides flight simulation services to the Group. In addition, the Group leased certain flight training facilities and buildings to Zhuhai Xiang Yi.

In July 2017, Zhuhai Xiang Yi became a wholly-owned subsidiary of the Company. The amount represents the transactions in 2017 which incurred prior to the acquisition (Note 23(vi)).

(xxv)	Flying College, a former joint venture of the Group, provides training services to the Group.

Flying College became a subsidiary of the Group on November 20, 2018 (Note 23(v)).

Details of Balances with Related Parties
(i)	Loans from related parties
At December 31, 2019, loans from SA Finance to the Group amounted to RMB76 million (December 31, 2018: RMB758 million).
The unsecured loans are repayable as follows:

	2019	2018
	RMB million	RMB million
Within 1 year	23	630
After 1 year but within 2 years	—	10
After 2 years but within 5 years	53	118

	76	758

Interest expense paid on such loans amounted to RMB9 million (2018: RMB18 million ) and the interest rates range from 4.28% to 4.35% per annum during the year ended December 31, 2019 (2018: 3.92% to 4.51% ).

(ii)	Entrusted loans from CSAH
In 2019, CSAH, SA Finance and the Group entered into an entrusted loan agreement, pursuant to which, CSAH, as the lender, entrusted SA Finance to lend RMB5,520 million (December 31, 2018: RMB500 million) to the Group from July 10, 2019 to July 8, 2022. The interest rate is 90% of benchmark interest rate stipulated by PBOC per annum.
The unsecured entrusted loans are repayable as follows:

		2019	2018
	Note	RMB million	RMB million
Within 1 year	36(e)	4,720	500
After 1 year but within 2 years		—	—
After 2 years but within 5 years	36(e)	800	—

		5,520	500

Interest expense paid on such loans amounted to RMB86 million (2018: RMB10 million ) at interest rates 3.92% per annum during the year ended December 31, 2019 (2018: 3.92% per annum).

(iii)	Deposits placed with SA Finance
As at December 31, 2019, the Group’s deposits with SA Finance are presented in the table below. The applicable interest rates are determined in accordance with the rates published by the PBOC.

	2019	2018
	RMB million	RMB million
Deposits placed with SA Finance	711	5,583

Interest income received on such deposits amounted to RMB40 million during the year ended December 31, 2019 (2018: RMB80 million).

Southern Airlines Group Finance Co., Ltd [member]
Statement [LineItems]
Details of Balances with Related Parties
Details of amounts due from/to CSAH and its affiliates, associates, joint ventures and other related company of the Group:

		2019	2018
	Note	RMB million	RMB million
Receivables:
CSAH and its affiliates		18	51
Associates		35	22
Joint ventures		20	17

	43(a)	73	90

		2019	2018
	Note	RMB million	RMB million
Prepayments of acquisition of long-term assets:
CSAH and its affiliates		160	80
An associate		353	147

	30&43(b)	513	227

		2019	2018
	Note	RMB million	RMB million
Payables:
CSAH and its affiliates		116	49
Associates		1	12
Joint ventures		53	63
Other related companies		—	3

	43(c)	170	127

	2019	2018
	RMB million	RMB million
Accrued expenses:
CSAH and its affiliates	55	62
Associates	169	139
Joint ventures	2,092	2,320
Other related companies	274	633

	2,590	3,154

Lease liabilities
The CSAH and its affiliates	23,734	—

Obligations under finance leases:
CSAH and its affiliates	—	13,360